Right-of-use assets	12 Months Ended
Dec. 31, 2022
Right-of-use assets.
Right-of-use assets

16.Right-of-use assets

The following is the movement of right-of-use assets for the years ended December 31, 2022 and 2021:

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities
Balance as of December 31, 2021	77,019	199,070	121,384	99,205	496,678	1,165,099
Additions	40,642	100,070	71,013	142,346	354,071	354,071
Amortization of the period	(24,751)	(61,814)	(60,359)	(102,198)	(249,122)	—
Remeasurements(1)	(114)	(24,524)	7,505	16,779	(354)	18,644
Impairment loss	—	(1,244)	(4,042)	(5,499)	(10,785)	—
Disposals	(4,701)	(2,696)	(23,010)	(215)	(30,622)	(31,957)
Finance cost	—	—	—	—	—	70,250
Repayment of borrowings and interests	—	—	—	—	—	(434,555)
Transfers	(584)	(108)	595	(43)	(140)	(1,877)
Exchange difference	8,723	35,304	6,448	17,612	68,087	72,671
Balance as of December 31, 2022	96,234	244,058	119,534	167,987	627,813	1,212,346
(1)	Corresponds mainly to updating rates and conditions in lease contracts.

		Lands and	Plant and		Right-of-use	Lease
	Pipelines	buildings	equipment	Vehicles	assets	liabilities
Balance as of December 31, 2020	—	93,472	133,939	150,475	377,886	1,055,198
Additions	22,871	22,190	10,037	20,319	75,417	75,417
Effect of business combinations (Note 12)	75,836	121,042	13,779	19,550	230,207	255,503
Amortization of the period	(6,897)	(39,109)	(61,186)	(86,830)	(194,022)	—
Remeasurements(1)	—	26,057	48,803	5,045	79,905	80,068
Impairment loss	—	(5,802)	(20,608)	(5,373)	(31,783)	—
Disposals	—	(14,540)	—	(98)	(14,638)	(64,726)
Finance cost	—	—	—	—	—	49,694
Repayment of borrowings and interests	—	—	—	—	—	(336,030)
Transfers	(214)	(11,676)	(363)	(1,134)	(13,387)	2,615
Exchange difference	(14,577)	7,436	(3,017)	(2,749)	(12,907)	47,360
Balance as of December 31, 2021	77,019	199,070	121,384	99,205	496,678	1,165,099
(1)	Corresponds mainly to updating rates and conditions in lease contracts.